Basis of preparation	6 Months Ended
Jun. 30, 2020
Basis of preparation
Basis of preparation

2 Basis of preparation

The interim condensed consolidated financial statements for the three and six months ended June 30, 2019 and 2020 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2018 and 2019 and for the three years ended December 31, 2019.  Unless otherwise specified, "the Company" refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while "the Group" refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the adoption of new standards effective as of January 1, 2020 (see note 2.1). The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several other amendments and interpretations apply for the first time in 2020, but do not have an impact on the interim condensed consolidated financial statements of the Group.

These interim condensed consolidated financial statements are presented in euro, which is the Group's functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.

2.1Effects of new accounting standards

The following amendments and interpretations apply for the first time in 2020 and had no impact on the condensed consolidated financial statements of the Group:

•	Amendments to IAS 1 and IAS 8: Definition of Material
•	Amendments to IFRS 3: Definition of a Business
•	Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
•	References to the Conceptual Framework for Financial Reporting issued on 29 March 2018